STOCK OPTIONS AND WARRANTS (Details 4) (USD $)	12 Months Ended
Dec. 31, 2013
Options
Outstanding at January 1, 2013	3,679,814
Granted	1,186,672
Shares Stock Options Assumed From Merger	22,033
Exercised	0
Outstanding at December 31, 2013	4,888,519
Exercisable at December 31, 2013	2,535,426
Exercise Price
Outstanding at January 1, 2013	$ 0.37
Granted	$ 0.31
Weighted Average Exercise Price Assumed From Merger	$ 34.15
Exercised	$ 0
Outstanding at December 31, 2013	$ 0.51
Exercisable at December 31, 2013	$ 0.67